---------------------------
                          The latest report from your
                             Fund's management team
                          ---------------------------

                                SEMIANNUAL REPORT
--------------------------------------------------------------------------------


                               [GRAPHIC OMITTED]


                                   California

                                    Tax-Free

                                  Income Fund

                               FEBRUARY 29, 2000

                           [LOGO] JOHN HANCOCK FUNDS
                                  A Global Investment Management Firm

                      -------------------------------------
                                    TRUSTEES
                                Stephen L. Brown
                                James F. Carlin*
                             William H. Cunningham
                                Ronald R. Dion*
                                Maureen R. Ford
                                Anne C. Hodsdon
                               Charles L. Ladner
                             Steven R. Pruchansky*
                              Richard S. Scipione
                     Lt. Gen. Norman H. Smith, USMC (Ret.)
                                 John P. Toolan
                        *Members of the Audit Committee

                                    OFFICERS
                                Stephen L. Brown
                                    Chairman
                                Maureen R. Ford
                   Vice Chairman and Chief Executive Officer
                                Anne C. Hodsdon
                       President, Chief Operating Officer
                          and Chief Investment Officer
                                 Osbert M. Hood
                          Executive Vice President and
                            Chief Financial Officer
                                Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                               Thomas H. Connors
                     Vice President and Compliance Officer

                                   CUSTODIAN
                        Investors Bank and Trust Company
                              200 Clarendon Street
                          Boston, Massachusetts 02116

                                 TRANSFER AGENT
                     John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                               INVESTMENT ADVISER
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                             PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                 LEGAL COUNSEL
                               Hale and Dorr LLP
                                60 State Street
                        Boston, Massachusetts 02109-1803
                  ---------------------------------------------

=================================CEO CORNER=====================================

DEAR FELLOW SHAREHOLDERS:

Over the last 12 months, the market's advances were restricted to an increasingly select group of stocks - primarily in the technology and communications areas. Even those gains were accompanied by tremendous levels of daily volatility. But many other stocks, including the household blue-chip names, fell in response to a tough combination of investor apathy, rising interest rates and earnings concerns.

--------------------------------------------------------------------------------
[A 1" x 1" photo of Maureen R. Ford, Vice Chairman and Chief Executive Officer, flush right next to first paragraph.]
--------------------------------------------------------------------------------

In this same period, bonds struggled through one of their worst years in more than two decades, as the strength of the U.S. economy and the rebound of many others around the world provoked inflation fears. Though their longer-term outlook looks brighter, in many instances bond mutual fund investors have actually lost a little ground or made only slight advances lately.

While we expect the market to broaden eventually, we also expect more volatility. More than ever, this type of environment calls for investment diversification. Since not all parts of your portfolio will perform equally well all the time, we believe it is important to allocate your assets among different types of investments and funds that target a variety of market segments. This strategy, executed under the guidance of a seasoned investment professional, could provide you with a better chance of both realizing results and weathering the market's changing conditions.

The market's disappointingly narrow focus has created a widening gap in investment performance. Keep that in mind as you read the report from your fund's portfolio management team on the following pages. It's all too easy to get caught up in the headlines and miss what lies underneath.

Sincerely,

/s/Maureen R. Ford
------------------
MAUREEN R. FORD, VICE CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

                 By Dianne Sales, CFA, Barry H. Evans, CFA, and
                    Frank Lucibella, CFA, Portfolio Managers

                            John Hancock California
                              Tax-Free Income Fund

                  Climbing interest rates hurt municipal bonds
                  --------------------------------------------

It has been a rough road for municipal bonds over the last six months as the Federal Reserve continued to raise interest rates in an attempt to put the brakes on inflationary pressures and an overheating economy. Although some commodity prices such as oil have spiked up, overall inflation still appears to be under control. Nonetheless, the Federal Reserve's preemptive interest-rate hikes drove bond prices down during the period.

         Also adding to the downward pressure on municipal bonds was the lack of liquidity in the market. Cash flow into muni bonds virtually dried up as investors became disenchanted with falling bond prices and were enticed into the stock market by higher returns.

Fund performance

Given the market backdrop, municipal bonds posted disappointing returns for the period. For the six months ended February 29, 2000, John Hancock California Tax-Free Income Fund's Class A, Class B and Class C shares returned -0.62%, -0.99% and -1.05%, respectively, at net asset value. However, those returns did outpace the average California municipal bond fund's return of -1.40% for the same period, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for longer-term performance information.

--------------------------------------------------------------------------------
[A 3" x 2" photo at bottom right side of page of John Hancock California Tax-Free Income Fund. Caption below reads "Fund management team members (l-r):
"Dianne Sales, Barry Evans and Frank Lucibella."]
--------------------------------------------------------------------------------

"...municipal bonds posted disappointing returns..."

================================================================================

              John Hancock Funds - California Tax-Free Income Fund


"The Fund's health-care holdings were a disappoint-ment."

--------------------------------------------------------------------------------
[Pie chart at top left hand column with heading "Portfolio Diversification." The chart is divided into thirteen sections (from top to left): Pollution Control 2%, Lease 2%, Facility 2%, General Obligation 3%, Housing 4%, Authority 4%, Electric 5%, Correction Facility 5%, Education 8%, Water & Sewer 10%, Transportation 10%, Health 19% and Other 26%. A note below the chart reads "As a percentage of net assets on February 29, 2000."]
--------------------------------------------------------------------------------

Performance scorecard

In this difficult environment, the Fund benefited from managing the interest-rate sensitivity - or duration - of the portfolio. The shorter the duration, the less sensitive the Fund will be to interest-rate changes. From September through December, we shortened the Fund's duration, which protected the Fund when rates climbed in the back half of the year. We began to cautiously push out the Fund's duration to a neutral position at the start of this year since, although there are still more rate hikes to come, a goodly portion is already priced into the market.

         The Fund's construction/development holdings also performed well, which was not surprising given the strong economic growth of the state. The Bonita Canyon project, for example, is ahead of schedule and demand for the space continues to exceed expectations. Unfortunately, because of the lackluster demand for municipal

--------------------------------------------------------------------------------
[Table at bottom of left hand column entitled "Scorecard". The header for the left column is "Investment" and the header for the right column is "Recent Performance...and What's Behind the Numbers". The first listing is Health-care bonds followed by a down arrow with the phrase "Cuts in government reimbursements." The second listing is Land development bonds followed by a down arrow with the phrase "Lack of investor demand." The third listing is State-related bonds followed by an up arrow with the phrase "California debt rating upgrade." A note below the table reads "See `Schedule of Investments.' Investment holdings are subject to change."]
--------------------------------------------------------------------------------

bonds in the last several months, the strength of these construction/development credits has not been fully reflected in their prices. So we expect more upside potential as investors begin to recognize the true value of these credits.

         On the negative side, the Fund's health-care holdings were a disappointment. Federal reductions in Medicare and Medicaid reimbursements turned out to be more severe than industry experts - and even the government - had anticipated. And that has put considerable pressure on the earnings in the health-care sector, particularly hospitals, nursing homes and assisted living centers.

Restructuring the portfolio

It's important to remember, especially in a tough market, that bond prices will eventually turn around. So it's critical to maintain a long-term investment perspective and to consistently focus on positioning the Fund for the future. Given that, we've taken advantage of rising interest rates and the downturn in the municipal bond market to begin to gradually restructure the portfolio.

         To start, the jump in interest rates has allowed us to trade some of our lower-yielding bonds for higher-yielding ones, improving the overall yield of the portfolio. Second, we've boosted activity in our ongoing strategy to improve the Fund's call protection. Call protection guards against a bond's being redeemed by the issuer for a certain period of time. Good call protection is important when interest rates are falling, because issuers often try to refinance their bonds at lower interest rates. If a bond gets "called away," or redeemed early, then investors are forced to reinvest their money in bonds with lower yields. Weak bond markets are good for the disciplined investor, because negative price action often

================================================================================

              John Hancock Funds - California Tax-Free Income Fund


--------------------------------------------------------------------------------
[Bar chart at top of left hand column with heading "Fund Performance". Under the heading is a note that reads "For the six months ended February 29, 2000." The chart is scaled in increments of 1% with -2% at the bottom and 0% at the top. The first bar represents the -0.62% total return for John Hancock California Tax-Free Income Fund Class A. The second bar represents the -0.99% total return for John Hancock California Tax-Free Income Fund Class B. The third bar represents the -1.05% total return for John Hancock California Tax-Free Income Fund Class C. The fourth bar represents the -1.40% total return for Average California municipal bond fund. A note below the chart reads "Total returns for John Hancock California Tax-Free Income Fund are at net asset value with all distributions reinvested. The average California municipal bond fund is tracked by Lipper, Inc. 1 See the following two pages for historical performance information."]
--------------------------------------------------------------------------------

diverts attention from factors like coupon structure and call protection. It is the perfect time to add long-term value at inexpensive levels.

         While rates have recently been on the rise, overall inflation is still very contained by historical standards. A proactive Fed has proven to be a boon to bond investors over time. As they say, what goes up, comes back down. When rates do, the Fund will be well positioned with strong call protection.

State status

We're optimistic about the prospects for California. Because of its strong economic growth, the state's credit rating was recently upgraded to AA by Fitch/IBCA. Fiscally, California is in excellent shape. Stronger-than-anticipated revenue growth has allowed the state to rebuild reserve funds. Plus, the sheer strength and diversity of the state's economy places it in a strong position to withstand any sort of economic slowdown.

Bond outlook

In the short-term, bond investors could be in for a bumpy ride. The Federal Reserve has clearly indicated that it is concerned about an overheating economy and budding inflation. Given that, we believe that the Federal Reserve is likely to boost interest rates at least one more time this year. Concerns about rising rates are likely to keep investors nervous and the bond market volatile in the near term.

         As for municipal bonds, the technical conditions are improving. For starters, the supply/demand factors in the municipal market are improving. In 1999, new issuance dropped 25%. So far in 2000, it's down roughly 40%. As demand for municipal bonds begins to pick up, municipal bonds will be harder to come by and that is likely to drive prices higher.

         In addition, higher interest rates will eventually put a damper on the economy's strong growth. When that happens, we are likely to see interest rates peak and eventually resume their decline. Our discipline is to stay fully invested, and we will also continue to restructure the portfolio so that it is well positioned when the market does turn the corner.


--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

1Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.


"We're optimistic about the prospects for California."

================================================================================

              John Hancock Funds - California Tax-Free Income Fund

--------------------------------------------------------------------------------
                               LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock California Tax-Free Income Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include a maximum applicable sales charge of 4.50%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years). Class C performance includes a contingent deferred sales charge (1% declining to 0% after one year).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus carefully before you invest or send money.

Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

--------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------
For the period ended December 31, 1999


                                                      ONE      FIVE     TEN
                                                      YEAR     YEARS    YEARS
                                                     -------  -------  --------
Cumulative Total Returns                             (7.23%)   38.80%   85.91%
Average Annual Total Returns(1)                      (7.23%)    6.78%    6.40%

--------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------
For the period ended December 31, 1999

                                                                        SINCE
                                                      ONE      FIVE   INCEPTION
                                                      YEAR     YEARS  (12/31/91)
                                                     -------  -------  --------
Cumulative Total Returns                             (8.18%)   38.03%   53.98%
Average Annual Total Returns(1)                      (8.18%)    6.66%    5.54%

--------------------------------------------------------------------------------
CLASS C
 -------------------------------------------------------------------------------
For the period ended December 31, 1999

                                                                       SINCE
                                                                     INCEPTION
                                                                      (4/1/99)
                                                                      --------
Cumulative Total Return                                               (5.18%)
Average Annual Total Return(1)                                        (5.18%)(2)

--------------------------------------------------------------------------------
YIELDS
--------------------------------------------------------------------------------
As of February 29, 2000

                                                                     SEC 30-DAY
                                                                       YIELD
                                                                      --------
John Hancock California Tax-Free Income Fund: Class A(1)               4.80%
John Hancock California Tax-Free Income Fund: Class B(1)               4.28%
John Hancock California Tax-Free Income Fund: Class C(1)               4.18%

Notes to Performance

(1) The Adviser voluntarily reduced a portion of the management fee, the Distributor reduced the distribution and service fees applicable to Class B shares and custodian fees were offset with balance credits during the period. Without the reduction of expenses, and the offset, the average annual total return for the one-year, five-year and ten-year periods for Class A shares would have been (7.30%), 6.70% and 6.18%, respectively. Without the reduction of expenses and the offset, the average annual total returns for the one-year, five-year and since inception periods for Class B shares would have been (8.35%), 6.55% and 5.40%, respectively. Without the reduction of expenses and the offset, the cumulative total return for Class C shares since inception would have been (5.27%). Without the reductions of expenses and the offset, the yield for Class A, Class B and Class C shares would have been 4.71%, 4.09% and 4.09%, respectively.

(2) Not annualized.

================================================================================

              John Hancock Funds - California Tax-Free Income Fund

--------------------------------------------------------------------------------
                    WHAT HAPPENED TO A $10,000 INVESTMENT...
--------------------------------------------------------------------------------

The charts on the right show how much a $10,000 investment in the John Hancock California Tax-Free Income Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Lehman Brothers Municipal Bond Index an unmanaged index that includes approximately 15,000 bonds and is commonly used as a measure of bond performance. It is not possible to invest in an index. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Line chart with the heading John Hancock California Tax-Free Income Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Lehman Brothers Municipal Bond Index and is equal to $19,613 as of February 29, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock California Tax-Free Income Fund on December 29, 1989, before sales charge, and is equal to $19,606 as of February 29, 2000. The third line represents the value of the same hypothetical investment made in the John Hancock California Tax-Free Income Fund, after sales charge, and is equal to $18,724 as of February 29, 2000.

Line chart with the heading John Hancock California Tax-Free Income Fund Class B*, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Lehman Brothers Municipal Bond Index and is equal to $16,301 as of February 29, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock California Tax-Free Income Fund on December 31, 1991, before sales charge, and is equal to $15,477 as of February 29, 2000.

Line chart with the heading John Hancock California Tax-Free Income Fund Class C, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Lehman Brothers Municipal Bond Index and is equal to $9,778 as of February 29, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock California Tax-Free Income Fund on April 1, 1999, before sales charge, and is equal to $9,622 as of February 29, 2000. The third line represents the value of the same hypothetical investment made in the John Hancock California Tax-Free Income Fund, after sales charge, and is equal to $9,525 as of February 29, 2000.

*No contingent deferred sales charge applicable.
--------------------------------------------------------------------------------

=============================FINANCIAL STATEMENTS===============================

              John Hancock Funds - California Tax-Free Income Fund

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on February 29, 2000. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

Assets:
 Investments at value - Note C:
  Tax-exempt long-term bonds (cost - $360,628,292)..............  $369,627,156
  Joint repurchase agreement (cost - $81,000) ..................        81,000
                                                                --------------
                                                                   369,708,156
 Cash ..........................................................            50
 Receivable for investments sold ...............................         5,000
 Receivable for shares sold ....................................       348,461
 Interest receivable ...........................................     5,392,519
 Other assets ..................................................        96,882
                                                                --------------
                           Total Assets ........................   375,551,068
                           ---------------------------------------------------
Liabilities:
 Payable for shares repurchased ................................       191,450
 Payable for investments purchased .............................     6,097,620
 Dividend payable ..............................................        17,817
 Payable to John Hancock Advisers, Inc.
  and affiliates - Note B ......................................       552,845
 Accounts payable and accrued expenses .........................        64,052
                                                                --------------
                           Total Liabilities ...................     6,923,784
                           ---------------------------------------------------
Net Assets:
 Paid-in capital ...............................................   370,714,860
 Accumulated net realized loss on investments and
  financial futures contracts ..................................   (11,133,993)
 Net unrealized appreciation of investments ....................     8,998,864
 Undistributed net investment income ...........................        47,553
                                                                --------------
                           Net Assets ..........................  $368,627,284
                           ===================================================

Net Asset Value Per Share:
(Based on net asset values and shares of beneficial
 interest outstanding - unlimited number of shares
 authorized with no par value)
 Class A - $285,174,938/27,676,101 .............................        $10.30
 =============================================================================
 Class B - $82,360,309/7,993,031 ...............................        $10.30
 =============================================================================
 Class C - $1,092,037/105,982 ..................................        $10.30
 =============================================================================
Maximum Offering Price Per Share*
 Class A - ($10.30 x 104.71%) ..................................        $10.79
 =============================================================================

* On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Six months ended February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
 Interest ......................................................   $11,898,340
                                                                --------------
 Expenses:
  Investment management fee - Note B ...........................     1,055,821
  Distribution and service fee - Note B
   Class A .....................................................       220,007
   Class B .....................................................       447,934
   Class C .....................................................         5,027
  Transfer agent fee - Note B ..................................       116,631
  Custodian fee ................................................        53,888
  Legal and accounting services fee - Note B ...................        39,968
  Auditing fee .................................................        18,563
  Trustees' fees ...............................................        12,308
  Miscellaneous ................................................         8,973
  Printing .....................................................         8,268
  Interest expense - Note A ....................................         8,075
  Registration and filing fees .................................         4,697
  Legal fees ...................................................         2,343
  Less: Management Fee Reduction - Note B ......................      (176,988)
        Distribution and Service Fee Reduction - Note B
         Class B ...............................................       (44,793)
                                                                --------------
                           Total Expenses ......................     1,780,722
                           ---------------------------------------------------
                           Less Expense Reductions -
                           Note B ..............................          (739)
                           ---------------------------------------------------
                           Net Expenses ........................     1,779,983
                           ---------------------------------------------------
                           Net Investment Income ...............    10,118,357
                           ---------------------------------------------------
Realized and Unrealized Loss on Investments:
 Net realized loss on investments sold .........................    (1,111,930)
 Change in net unrealized appreciation/(depreciation)
  of investments ...............................................   (12,016,016)
                                                                --------------
                           Net Realized and Unrealized
                           Loss on Investments .................  ( 13,127,946)
                           ---------------------------------------------------
                           Net Decrease in Net Assets
                           Resulting from Operations ...........   ($3,009,589)
                           ===================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

=============================FINANCIAL STATEMENTS===============================

              John Hancock Funds - California Tax-Free Income Fund


Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                                              SIX MONTHS ENDED
                                                                                       YEAR ENDED            FEBRUARY 29, 2000
                                                                                    AUGUST 31, 1999             (UNAUDITED)
                                                                                 ---------------------     ---------------------

Increase (Decrease) in Net Assets:
From Operations:
 Net investment income..................................................               $20,023,767               $10,118,357
 Net realized loss on investments sold and financial futures contracts .                  (115,392)               (1,111,930)
 Change in net unrealized appreciation/(depreciation) of investments and
  financial futures contracts ..........................................               (20,298,117)              (12,016,016)
                                                                               -------------------      --------------------
   Net Decrease in Net Assets Resulting from Operations ................                  (389,742)               (3,009,589)
                                                                               -------------------      --------------------
Distributions to Shareholders:
 Distributions from net investment income
  Class A - ($0.5609 and $0.2828 per share, respectively) ..............               (15,529,991)               (7,993,217)
  Class B - ($0.4778 and $0.2440 per share, respectively) ..............                (4,487,984)               (2,102,116)
  Class C** - ($0.1843 and $0.2359 per share, respectively) ............                    (5,792)                  (23,024)
                                                                               -------------------      --------------------
  Total Distributions to Shareholders ..................................               (20,023,767)              (10,118,357)
                                                                               -------------------      --------------------
From Fund Share Transactions - Net: * ..................................                27,533,302               (24,420,258)
                                                                               -------------------      --------------------
Net Assets:
 Beginning of period ...................................................               399,055,695               406,175,488
                                                                               -------------------      --------------------
 End of period (including undistributed net investment income
  of $47,553 and $47,553, respectively) ................................              $406,175,488              $368,627,284
                                                                               ===================      ====================

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       9

=============================FINANCIAL STATEMENTS===============================

              John Hancock Funds - California Tax-Free Income Fund


Statement of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

* Analysis of Fund Share Transactions:
                                                                                           SIX MONTHS ENDED
                                                    YEAR ENDED                            FEBRUARY 29, 2000
                                                  AUGUST 31, 1999                            (UNAUDITED)
                                          --------------------------------        --------------------------------
                                             SHARES             AMOUNT               SHARES             AMOUNT
                                          ------------     ---------------        ------------      --------------

CLASS A
 Shares sold............................    4,985,184         $55,160,981           2,135,468         $22,228,687
 Shares reinvested .....................      667,420           7,379,055             350,743           3,644,553
                                         ------------     ---------------        ------------     ---------------
                                            5,652,604          62,540,036           2,486,211          25,873,240
 Less shares repurchased ...............   (3,703,124)        (40,923,038)         (3,603,259)        (37,537,126)
                                         ------------     ---------------        ------------     ---------------
 Net increase (decrease) ...............    1,949,480         $21,616,998          (1,117,048)       ($11,663,886)
                                         ============     ===============        ============     ===============
CLASS B
 Shares sold ...........................    2,523,120         $28,092,730             627,570          $6,558,776
 Shares reinvested .....................      218,896           2,402,251              90,909             945,493
                                         ------------     ---------------        ------------     ---------------
                                            2,742,016          30,494,981             718,479           7,504,269
 Less shares repurchased ...............   (2,300,517)        (25,454,751)         (1,972,914)        (20,527,533)
                                         ------------     ---------------        ------------     ---------------
 Net increase (decrease) ...............      441,499          $5,040,230          (1,254,435)       ($13,023,264)
                                         ============     ===============        ============     ===============
CLASS C**
 Shares sold ...........................       80,521            $874,475              34,966            $366,981
 Shares reinvested .....................          148               1,599                 458               4,758
                                         ------------     ---------------        ------------     ---------------
                                               80,669             876,074              35,424             371,739
 Less shares repurchased ...............          -                   -               (10,111)           (104,847)
                                         ------------     ---------------        ------------     ---------------
 Net increase ..........................       80,669            $876,074              25,313            $266,892
                                         ============     ===============        ============     ===============

**Class C commenced operations on April 1, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       10

=============================FINANCIAL STATEMENTS===============================

              John Hancock Funds - California Tax-Free Income Fund


Financial Highlights

Selected data for each share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are as follows:
--------------------------------------------------------------------------------


                                                            YEAR ENDED       PERIOD FROM                             SIX MONTHS
                                                            DECEMBER 31,     JANUARY 1,                                ENDED
                                                       --------------------   1996 TO      YEAR ENDED AUGUST 31,    FEBRUARY 29,
                                                                             AUGUST 31,  -------------------------      2000
                                                         1994(1)     1995      1996(9)    1997     1998     1999    (UNAUDITED)
                                                       ---------- ---------  ----------- -------- -------- -------- ------------

CLASS A
Per Share Operating Performance
 Net Asset Value, Beginning of Period ...............   $10.85    $9.28     $10.69       $10.36    $10.77    $11.19     $10.65
                                                      -------- --------   --------     --------  --------  --------   --------
 Net Investment Income ..............................     0.58     0.57(2)    0.39(2)      0.57(2)   0.56(2)   0.56(2)    0.28(2)
 Net Realized and Unrealized Gain (Loss) on
  Investments and Financial Futures Contracts .......    (1.57)    1.41      (0.33)        0.41      0.42     (0.54)     (0.35)
                                                      -------- --------   --------     --------  --------  --------   --------
  Total from Investment Operations ..................    (0.99)    1.98       0.06         0.98      0.98      0.02      (0.07)
                                                      -------- --------   --------     --------  --------  --------   --------
 Less Distributions:
 Dividends from Net Investment Income ...............    (0.58)   (0.57)     (0.39)       (0.57)    (0.56)    (0.56)     (0.28)
                                                      -------- --------   --------     --------  --------  --------   --------
 Net Asset Value, End of Period .....................    $9.28   $10.69     $10.36       $10.77    $11.19    $10.65     $10.30
                                                      ======== ========   ========     ========  ========  ========   ========
 Total Investment Return at Net Asset Value (3) .....   (9.31%)  21.88%      0.61%(7)     9.71%     9.32%     0.11%     (0.62%)(7)
 Total Adjusted Investment Return at
  Net Asset Value (3,4) .............................   (9.45%)  21.73%      0.55%(7)     9.64%     9.26%     0.04%     (0.67%)(7)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) ........... $241,583 $309,305   $291,072     $291,167  $300,483  $306,786   $285,175
 Ratio of Expenses to Average Net Assets ............    0.75%    0.75%      0.76%(8,10)  0.75%     0.77%(10) 0.76%(10)  0.75%(8,10)
 Ratio of Adjusted Expenses to Average Net Assets (5)    0.89%    0.90%      0.84%(8)     0.82%     0.83%     0.82%      0.84%(8)
 Ratio of Net Investment Income to Average Net Assets    5.85%    5.76%      5.57%(8)     5.42%     5.05%     5.06%      5.43%(8)
 Ratio of Adjusted Net Investment Income
  to Average Net Assets (5) .........................    5.71%    5.61%      5.48%(8)     5.35%     4.99%     4.99%      5.34%(8)
 Portfolio Turnover Rate ............................      62%      37%(6)     30%          15%       10%        3%         5%
 Fee Reduction Per Share ............................    $0.01    $0.01(2)   $0.01(2)     $0.01(2)  $0.01(2)  $0.01(2)   $0.00(2,11)

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), dividends and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period.
Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       11

=============================FINANCIAL STATEMENTS===============================

              John Hancock Funds - California Tax-Free Income Fund


Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                            YEAR ENDED       PERIOD FROM                             SIX MONTHS
                                                            DECEMBER 31,     JANUARY 1,                                ENDED
                                                       --------------------   1996 TO      YEAR ENDED AUGUST 31,    FEBRUARY 29,
                                                                             AUGUST 31,  -------------------------      2000
                                                         1994(1)     1995      1996(9)    1997     1998     1999    (UNAUDITED)
                                                       ---------- ---------  ----------- -------- -------- -------- ------------

CLASS B
Per Share Operating Performance
 Net Asset Value, Beginning of Period ...............   $10.85      $9.28     $10.68       $10.36   $10.77    $11.19     $10.65
                                                      --------   --------   ---------     ------- --------  --------   --------
 Net Investment Income ..............................     0.51       0.50(2)    0.33(2)      0.49(2)  0.47(2)   0.48(2)   0.24(2)
 Net Realized and Unrealized Gain (Loss) on
  Investments and Financial Futures Contracts .......    (1.57)      1.40      (0.31)        0.41     0.42     (0.54)    (0.35)
                                                      --------   --------   --------     -------- --------  --------  --------
  Total from Investment Operations ..................    (1.06)      1.90       0.02         0.90     0.89     (0.06)    (0.11)
                                                      --------   --------   --------     -------- --------  --------  --------
 Less Distributions:
 Dividends from Net Investment Income ...............    (0.51)     (0.50)     (0.34)       (0.49)   (0.47)    (0.48)    (0.24)
                                                      --------   --------   --------     -------- --------  --------  --------
 Net Asset Value, End of Period .....................    $9.28     $10.68     $10.36       $10.77   $11.19    $10.65    $10.30
                                                      ========   ========   ========     ======== ========  ========  ========
 Total Investment Return at Net Asset Value (3) .....   (9.99%)    20.87%      0.20%(7)     8.88%    8.50%    (0.63%)   (0.99%)(7)
 Total Adjusted Investment Return at                   (10.13%)    20.72%      0.14%(7)     8.81%    8.44%    (0.80%)   (1.09%)(7)
  Net Asset Value (3,4) .............................

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) ...........  $77,365    $84,673    $83,253      $89,493  $98,572   $98,530   $82,360
 Ratio of Expenses to Average Net Assets ............    1.50%      1.50%      1.52%(8,10)  1.50%    1.52%(10) 1.51%(10) 1.50%(8,10)
 Ratio of Adjusted Expenses to Average Net Assets (5)    1.64%      1.65%      1.59%(8)     1.57%    1.58%     1.67%     1.69%(8)
 Ratio of Net Investment Income to Average Net Assets    5.10%      4.97%      4.81%(8)     4.66%    4.29%     4.31%     4.69%(8)
 Ratio of Adjusted Net Investment Income
  to Average Net Assets (5) .........................    4.96%      4.82%      4.72%(8)     4.59%    4.23%     4.14%     4.50%(8)
 Portfolio Turnover Rate ............................      62%       37%(6)      30%          15%      10%        3%        5%
 Fee Reduction Per Share ............................    $0.01     $0.01(2)    $0.01(2)     $0.01(2) $0.01(2)  $0.01(2)  $0.00(2,11)
                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       12

=============================FINANCIAL STATEMENTS===============================

              John Hancock Funds - California Tax-Free Income Fund


Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                                    PERIOD FROM APRIL 1, 1999     SIX MONTHS ENDED
                                                                                  (COMMENCEMENT OF OPERATIONS)   FEBRUARY 29, 2000
                                                                                     TO AUGUST 31, 1999             (UNAUDITED)
                                                                                  ---------------------------    ------------------

CLASS C
Per Share Operating Performance
 Net Asset Value, Beginning of Period ............................................           $11.14                    $10.65
                                                                                           --------                  --------
 Net Investment Income (2) .......................................................             0.18                      0.24
 Net Realized and Unrealized Loss on Investments and Financial Futures Contracts .            (0.49)                    (0.35)
                                                                                           --------                  --------
  Total from Investment Operations ...............................................            (0.31)                    (0.11)
                                                                                           --------                  --------
 Less Distributions:
 Dividends from Net Investment Income ............................................            (0.18)                    (0.24)
                                                                                           --------                  --------
 Net Asset Value, End of Period ..................................................           $10.65                    $10.30
                                                                                           ========                  ========
 Total Investment Return at Net Asset Value (3) ..................................           (2.77%)(7)                (1.05%)(7)
 Total Adjusted Investment Return at Net Asset Value (3,4) .......................           (2.80%)(7)                (1.10%)(7)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted) ........................................             $860                    $1,092
 Ratio of Expenses to Average Net Assets .........................................            1.61%(8,10)               1.60%(8,10)
 Ratio of Adjusted Expenses to Average Net Assets (5) ............................            1.67%(8)                  1.69%(8)
 Ratio of Net Investment Income to Average Net Assets ............................            4.20%(8)                  4.59%(8)
 Ratio of Adjusted Net Investment Income to Average Net Assets (5) ...............            4.13%(8)                  4.50%(8)
 Portfolio Turnover Rate .........................................................               3%                        5%
 Fee Reduction Per Share (2) .....................................................            $0.01                     $0.00(11)

(1)  On December 22, 1994, John Hancock Advisers, Inc., became the investment adviser of the Fund.
(2)  Based on the average of the shares outstanding at the end of each month.
(3)  Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  An estimated total return calculation that does not take into consideration fee reductions by the
     Adviser during the periods shown.
(5)  Unreimbursed, without fee reduction.
(6)  Portfolio turnover excludes merger activity.
(7)  Not annualized.
(8)  Annualized.
(9)  Effective August 31, 1996, the fiscal period end changed from December 31 to
     August 31.

(10) For the period ended August 31, 1996 and the years ended August
     31, 1998 and 1999, the ratio of expenses to average net assets for the Fund excludes the effect of balance credits described in Note B. If these expense reductions were included, the ratio of expenses to average net assets would have been 0.75% for Class A, 1.50% for Class B and 1.60% for Class C. For the period ended February 29, 2000, the ratio of expenses to average net assets for the Fund also excludes the effect of balance credits, which would have been less than 0.01% for Class A, Class B and Class C.
(11) Less than $0.01 per share.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       13

=============================FINANCIAL STATEMENTS===============================

              John Hancock Funds - California Tax-Free Income Fund

Schedule of Investments
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by
California Tax-Free Income Fund on February 29, 2000. It has two main categories: tax-exempt long-term bonds and short-term investments. The tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of the securities owned by the Fund. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                                                  PAR VALUE                YIELD
                                                         INTEREST      MATURITY       CREDIT        (000s       MARKET      AT
STATE, ISSUER, DESCRIPTION                                 RATE          DATE         RATING*      OMITTED)     VALUE      MARKET +
--------------------------                             -----------   -----------   ------------  -----------  ---------  -----------

TAX-EXEMPT LONG-TERM BONDS
California (94.77%)
 ABAG Finance Authority for Nonprofit Corps.,
  Cert of Part Peninsula Family YMCA Ser A............     6.800%       10-01-11        A3          $1,000    $1,054,740    6.45%
  Cert of Part Nat'l Center for Int'l Schools Proj ...     7.375        05-01-18        BB+          4,300     4,412,703    7.19
 Alameda, County of,
  Cert of Part Cap Projs .............................     6.750        06-01-16        A2             500       533,465    6.33
 Anaheim Public Financing Auth,
  Sub Lease Rev 1997 Cap Apprec Ser C
   Anaheim Pub Imp Proj ..............................      Zero        09-01-18        AAA          3,000       995,640    6.05
 Anaheim, City of,
  Cert of Part Ref Reg Rites Convention Ctr ..........     8.520#       07-16-23        AAA          2,000     2,037,500    8.36
 Antioch Public Financing Authority,
  Reassessment Rev Ser B .............................     5.850        09-02-15        BB+          1,490     1,354,827    6.43
 Arcadia, County of,
  Hosp Rev Methodist Hosp of Southern California .....     6.625        11-15-22        A            1,205     1,216,942    6.56
 Avalon Community Improvement Agency,
  Tax Alloc Community Imp Proj Ser B .................     6.400        08-01-22        A-           1,830     1,943,552    6.03
 Bakersfield Memorial Hospital,
  Hosp Rev Ser A .....................................     6.500        01-01-22        Baa1         2,000     2,107,640    6.17
 Beaumont Unified School District,
  Cert of Part Cap Imp Proj ..........................     7.700        01-01-21        AA           1,000     1,048,810    7.34
 Beverly Hills Public Financing Auth,
  Lease Rev INFLOS ...................................     5.650#       06-01-15        AAA          2,500     2,478,125    5.70
 Bonita Canyon Public Facilities Financing Auth,
  Spec Tax Community Facils Dist No 98-1 .............     5.375        09-01-28        BB+          2,000     1,589,720    6.76
 Brentwood Redevelopment Agency,
  Tax Alloc Brentwood Redevel Proj Ser A .............     7.700        11-01-08        BBB            135       138,033    7.53
 Burbank Redevelopment Agency,
  Tax Alloc Golden State Redevel Proj Ser A ..........     6.000        12-01-23        A-           2,750     2,685,100    6.15
 California Educational Facilities Auth,
  Rev 1993 Ser B Pooled College & Univ Proj ..........     6.125        06-01-09        Baa2         1,000     1,016,690    6.02
  Univ of San Diego Rev Cap Apprec ...................      Zero        10-01-19        Aaa          1,510       466,243    6.09
 California Health Facilities Financing Auth,
  Hosp Rev 1991 Ser A San Diego Hosp Assoc ...........     6.950        10-01-21        Baa1           250       264,770    6.56
  Ins Hosp Rev Ser 1990 Children's Hosp San Diego ....     6.500        07-01-20        AAA            500       514,255    6.32
  Ins Rev Ref Ser A Catholic Healthcare
   West Obligated Group ..............................     5.750        07-01-15        AAA          2,000     2,014,100    5.71


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       14

=============================FINANCIAL STATEMENTS===============================

              John Hancock Funds - California Tax-Free Income Fund

                                                                                                  PAR VALUE                YIELD
                                                         INTEREST      MATURITY       CREDIT        (000s       MARKET      AT
STATE, ISSUER, DESCRIPTION                                 RATE          DATE         RATING*      OMITTED)     VALUE      MARKET +
--------------------------                             -----------   -----------   ------------  -----------  ---------  -----------

California (continued)
 California Health Facilities Financing Auth (continued),
  Ins Rev Ser A San Diego Christian Foundation.........     6.250%      07-01-12        AA-         $1,135    $1,166,042    6.08%
  Ins Rev Ser B Hlth Facil Small Facil ................     7.500       04-01-22        AA-          2,000     2,201,920    6.81
  Rev 1990 Ser A Kaiser Permanente ....................     7.000       12-01-10        A              600       625,038    6.72
  Rev Ser 1994A Scripps Research Institute ............     6.300       07-01-09        A1             500       517,875    6.08
  Sec Rev 1991 Ser Hosp of the Good Samaritan .........     7.000       09-01-21        BBB          2,250     2,070,293    7.61
 California Housing Finance Agency,
  Home Mtg Rev 1990 Ser D .............................      Zero       08-01-20        AA-          1,335       273,755    6.19
  Home Mtg Rev 1991 Ser A .............................     7.375       08-01-17        AA-            200       204,788    7.20
  Home Mtg Rev 1994 Ser C .............................     6.650       08-01-14        AA-          1,000     1,013,450    6.56
  Home Mtg Rev 1994 Ser G .............................     7.250       08-01-17        AA-          3,180     3,264,842    7.06
  Home Mtg Rev 1999 Ser L .............................      Zero       02-01-18        AAA          9,100     2,886,702    6.51
  Hsg Rev 1991 Ser E ..................................     7.000       08-01-26        AAA            525       542,519    6.77
 California Pollution Control Financing Auth,
  Poll Control Rev 1991 Ser Southern Calif Edison Co ..     6.900       12-01-17        A+             500       523,120    6.60
  Poll Control Rev 1992 Ser A Pacific Gas & Elec Co ...     6.625       06-01-09        AA-            500       527,565    6.28
  Poll Control Rev 1997 Ser A Laidlow Environmental Proj    6.700       07-01-07        BBB-         2,000     1,969,480    6.80
  Solid Waste Disposal Rev Keller Canyon Landfill Co Proj   6.875       11-01-27        BB-          2,000     1,912,980    7.19
 California Rural Home Mortgage Finance Auth,
  Single Family Mtg Rev Ser A Mtg Backed Sec's Prog ...     7.550       11-01-26        AAA            575       611,725    7.10
  Single Family Mtg Rev Ser A Mtg Backed Sec's Prog
   Step Coupon ........................................     7.750#      05-01-27        AAA            570       611,513    6.01
 California State Public Works Board,
  Lease Rev 1993 Ser A California State Univ Various
   Community College Proj .............................     5.625       12-01-18        A+           3,700     3,894,176    5.34
  Lease Rev 1994 Ser A Dept of Corrections Calif State
   Prison Monterey County (Soledad II) ................     6.875       11-01-14        A+             500       554,865    6.20
  Lease Rev 1996 Ser A Dept of Corrections ............     5.500       01-01-15        AAA          5,145     5,098,283    5.55
  Lease Rev Ref 1993 Ser A California State Univ
   Various Univ Proj ..................................     5.500       06-01-21        A+           1,250     1,179,650    5.83
  Lease Rev Ref 1993 Ser A Dept of Corrections
   Various State Prisons ..............................     5.000       12-01-19        AAA          5,000     4,430,650    5.64
  Lease Rev Ser A Dept of Corrections .................     5.250       01-01-21        AAA          4,500     4,161,600    5.68
 California Statewide Communities Development Auth,
  Ins Rev Ref Cert of Part Triad Healthcare Hosp ......     6.500       08-01-22        AA          13,000    13,836,160    6.11
  Ins Cert of Part United Western Medical Centers .....     6.750       12-01-21        AA-          7,500     7,942,125    6.37
  Ins Rev Cert of Part Statewide Univ Northridge Proj .     6.000       04-01-26        AAA          1,620     1,624,001    5.99
  Cert of Part Catholic Healthcare West ...............     6.500       07-01-20        BBB+         1,750     1,692,408    6.72
  Cert of Part The Internext Group ....................     5.375       04-01-30        BBB          2,500     1,925,425    6.98
  Ins Rev Cert of Part Hlth Facil Eskaton Properties ..     6.700       05-01-11        AAA          1,250     1,330,425    6.29
  Ins Rev Cert of Part Hlth Facil AIDS Proj Los Angeles     6.250       08-01-22        AA-          2,590     2,603,701    6.22
  Ins Rev Cert of Part Hlth Facil AIDS Proj Los Angeles     6.200       08-01-12        AA-          1,250     1,282,388    6.04
 California, State of,
  General Obligation ..................................     4.750       04-01-29        AA-          3,000     2,437,620    5.85
 Campbell, City of,
  1991 Cert of Part Prefef Civic Ctr Proj .............     6.750       10-01-17        AAA            155       163,810    6.39
  1991 Cert of Part Unref Bal Civic Ctr Proj ..........     6.750       10-01-17        A2           1,565     1,653,203    6.39


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       15

=============================FINANCIAL STATEMENTS===============================

              John Hancock Funds - California Tax-Free Income Fund

                                                                                                 PAR VALUE                YIELD
                                                         INTEREST      MATURITY       CREDIT        (000s       MARKET      AT
STATE, ISSUER, DESCRIPTION                                 RATE          DATE         RATING*      OMITTED)     VALUE      MARKET +
--------------------------                             -----------   -----------   ------------  -----------  ---------  -----------

California (continued)
 Capistrano Unified School District,
  Spec Tax of Community Facil Dist 87-1 ...............     8.375%      10-01-20        AAA         $3,000    $3,135,870    8.01%
  Spec Tax of Community Facil Dist 92-1 ...............     7.100       09-01-21        AA           2,250     2,552,513    6.26
  Spec Tax of Community Facil Dist 92-1 ...............     7.000       09-01-18        AA           1,500     1,637,835    6.41
 Carson Redevelopment Agency,
  Tax Alloc Ser 1992 Area No 1 Redevel Proj ...........     6.375       10-01-12        BBB+           500       512,315    6.22
 Castaic Lake Water Agency,
  Cert of Part Ser 1990 Wtr Sys Imp Proj ..............     7.350       08-01-20        AAA            200       206,832    7.11
 Center Unified School District,
  GO Cap Apprec Ser C .................................      Zero       09-01-16        AAA          2,145       820,205    5.91
 Central Coast Water Auth,
  Rev State Wtr Proj Regional Facil Ser 1992 ..........     6.600       10-01-22        AAA          3,700     3,959,777    6.17
 Central Valley Financing Auth,
  Cogeneration Proj Rev Carson Ice-Gen Proj Ser 1993 ..     6.200       07-01-20        AAA          1,000     1,065,150    5.82
  Cogeneration Proj Rev Carson Ice-Gen Proj Ser 1993 ..     6.100       07-01-13        AAA          3,300     3,504,897    5.74
 Clearlake Redevelopment Agency,
  Tax Alloc Highlands Park Community Devel Proj .......     6.400       10-01-23        BBB-           500       484,720    6.60
 Contra Costa County Public Financing Auth,
  Lease Rev Ref Various Cap Facs Ser 1999A ............     5.000       06-01-28        AAA          3,000     2,569,590    5.84
 Corona Community Facilities District 97-2,
  Special Tax Rev .....................................     5.875       09-01-23        BB+          1,500     1,314,540    6.70
 Costa Mesa Public Financing Auth,
  1991 Local Agency Rev Ser A .........................     7.100       08-01-21        BBB            220       224,851    6.95
 Culver City Redevelopment Finance Auth,
  Rev Ref Sub Tax Alloc Ser 1999B .....................     6.200       11-01-18        BBB-         2,000     1,916,680    6.47
 Davis Redevelopment Agency,
  Tax Alloc Ref Davis Redevel Proj ....................     7.000       09-01-24        AAA          5,115     5,526,246    6.48
 Del Mar Race Track Auth,
  Rev Ref Ser 1996 ....................................     6.000       08-15-06        BBB          2,240     2,273,421    5.91
  Rev Ref Ser 1996 ....................................     6.200       08-15-11        BBB          1,865     1,889,786    6.12
 Delano, City of,
  Cert of Part ........................................     7.000       04-01-10        A-           2,000     2,043,900    6.85
 Desert Hospital District,
  Hosp Rev Cert of Part Ser 1990 Desert Hosp Corp Proj      8.000       07-01-10        AAA            300       310,038    7.74
 Duarte, City of,
  Cert of Part City of Hope Nat'l Medical Center Proj .     6.250       04-01-23        AAA          6,500     6,925,945    5.87
  Cert of Part City of Hope Nat'l Medical Center Proj
   Ser 1999A ..........................................     5.250       04-01-24        BBB+         2,000     1,564,340    6.71
 East Bay Municipal Utility District,
  Wastewater Treatment Sys Rev Ref ....................     6.720#      06-01-20        AAA          6,000     5,512,500    7.31
 Elk Grove Unified School District,
  Community Facil Dist 1 Spec Tax Cap Apprec ..........      Zero       12-01-16        AAA          2,580       959,708    5.99
 Encinitas Public Finance Auth,
  Cert of Part Ser A Civic Ctr Proj ...................     6.750       12-01-11        A-           1,300     1,376,934    6.37
 Fairfield Public Financing Auth,
  1995 Rev Ser A Pennsylvania Ave Storm Drainage Proj .     6.500       08-01-21        A-           1,085     1,104,703    6.38


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       16

=============================FINANCIAL STATEMENTS===============================

              John Hancock Funds - California Tax-Free Income Fund

                                                                                                 PAR VALUE                YIELD
                                                         INTEREST      MATURITY       CREDIT        (000s       MARKET      AT
STATE, ISSUER, DESCRIPTION                                 RATE          DATE         RATING*      OMITTED)     VALUE      MARKET +
--------------------------                             -----------   -----------   ------------  -----------  ---------  -----------

California (continued)
 Fontana Public Financing Auth,
  Tax Alloc Rev 1990 Ser A North Fontana Redevel Proj .     7.250%      09-01-20        BBB           $325      $329,618    7.15%
  Tax Alloc Rev Sub Lien 1991 Ser A North Fontana
   Redevel Proj .......................................     7.750       12-01-20        AA             195       209,685    7.21
 Foothill/Eastern Transportation Corridor Agency,
  Toll Rd Rev Fixed Rate Current Int Ser 1995A ........     6.500       01-01-32        BBB-         1,665     1,824,157    5.93
  Toll Rd Rev Fixed Rate Current Int Ser 1995A ........     6.000       01-01-34        BBB-        14,775    15,761,674    5.62
  Toll Road Rev Ref Cap Apprec ........................      Zero       01-15-25        BBB-         6,615     1,302,494    6.64
  Toll Road Rev Ref Conv Cap Apprec ...................      Zero       01-15-26        BBB-         5,000     2,528,100    6.59
 Fresno Joint Powers Financing Auth,
  Rev Ser A ...........................................     6.550       09-02-12        BBB          2,000     2,043,120    6.41
 Fresno, City of,
  Hlth Facil Rev Ser 1991 Saint Agnes Medical Center ..     6.625       06-01-21        AA             250       266,070    6.22
 Industry Urban-Development Agency,
  Tax Alloc Ref Trans Dist Proj 3 .....................     6.900       11-01-16        A-           1,020     1,068,297    6.59
 Inglewood, City of,
  Cert of Part Civic Ctr Imp Proj .....................     7.000       08-01-19        BBB-         1,000     1,055,320    6.63
 Irvine, City of,
  Imp Board Act of 1915 Assessment Dist 95-12 Ser B ...     6.550       09-02-21        BB+          1,000     1,083,920    6.04
  Mobile Home Park Rev Ser A Meadows Mobile Home Park .     5.700       03-01-28        BBB-         3,680     3,096,058    6.78
 Irwindale Community Redevelopment Agency,
  Sub Lien Tax Alloc Industrial Devel Proj ............     7.050       06-01-26        BBB          2,750     2,860,055    6.78
 Lincoln Redevelopment Agency,
  Tax Alloc Lincoln Redevel Proj ......................     7.650       08-01-17        BBB+           680       724,370    7.18
 Long Beach, City of,
  Harbor Rev Ref Ser A ................................     6.000       05-15-18        AAA          2,660     2,713,040    5.88
 Los Alamitos Unified School District,
  Spec Tax of Community Facil Dist 90-1 ...............     7.150       08-15-21        Baa1         6,005     6,362,538    6.75
 Los Angeles Community Facilities District,
  Spec Tax No 3 Cascades Business Park Proj ...........     6.400       09-01-22        BB+          1,000       948,950    6.74
 Los Angeles Community Redevelopment Financing Auth,
  Rev MultiFamily Ser A Grand Central Square ..........     5.850       12-01-26        BB           2,000     1,807,860    6.47
 Los Angeles Department of Water and Power,
  Elec Plant Rev Ref 2nd Iss of 1993 ..................     5.400       11-15-12        A+           1,000       999,000    5.41
 Los Angeles Public Works Financing Auth,
  Rev Regional Park & Open Space Dist A ...............     6.000       10-01-15        AA           3,750     4,015,988    5.60
 Los Angeles, County of,
  Cert of Part Disney Parking Proj ....................     6.500       03-01-23        BBB+         2,000     2,142,760    6.07
  Cert of Part Reg Linked SAVRS & RIBS Ref Proj .......     6.708       06-01-15        BBB+         1,200     1,259,052    6.39
 Metropolitan Water District,
  Wtr Rev Iss of 1991 .................................     6.625       07-01-12        AA             750       787,373    6.31
  Wtr Rev Iss of 1992 .................................     5.000       07-01-20        AA           7,500     6,641,100    5.65
 Millbrae, City of,
  Residential Facil Rev Ser 1997A Magnolia of Millbrae Proj 7.375       09-01-27        BB           1,000       972,510    7.58
 Modesto Irrigation District,
  Cert of Part Ref & Cap Imps Proj Ser 1999B ..........     5.300       07-01-22        A+             965       895,356    5.71


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       17

=============================FINANCIAL STATEMENTS===============================

              John Hancock Funds - California Tax-Free Income Fund

                                                                                                 PAR VALUE                YIELD
                                                         INTEREST      MATURITY       CREDIT        (000s       MARKET      AT
STATE, ISSUER, DESCRIPTION                                 RATE          DATE         RATING*      OMITTED)     VALUE      MARKET +
--------------------------                             -----------   -----------   ------------  -----------  ---------  -----------

California (continued)
 Mountain View Capital Improvements Financing Auth,
  1992 Rev City Hall/Community Theatre Complex and
   Shoreline Regional Park Comm Tax Alloc Refin .......     6.500%      08-01-16        AAA           $600      $625,218    6.24%
 Northern California Transmission Agency,
  Rev 1990 Ser A Calif-Oregon Transm Proj .............     7.000       05-01-13        AAA            100       115,755    6.05
  Rev 1992 Ser A Calif-Oregon Transm Proj .............     6.500       05-01-16        AAA          1,000     1,048,390    6.20
 Oakland, Port of,
  Spec Facil Rev 1992 Ser A Mitsui O.S.K. Lines Ltd Proj    6.800       01-01-19        BBB+           500       502,540    6.77
 Oceanside, City of,
  Ref Cert of Part Ser A ..............................     6.375       04-01-12        A3           3,000     3,110,250    6.15
 Orange County Development Agency,
  Tax Alloc Santa Ana Heights Proj ....................     6.125       09-01-23        BBB          5,000     4,664,800    6.57
 Orange Cove Irrigation District,
  Cert of Part Rehab Proj .............................     7.250       02-01-12        AA           2,000     2,096,740    6.92
  Cert of Part Rehab Proj .............................     7.000       02-01-15        AA           2,500     2,615,475    6.69
 Orange, County of,
  Cert of Part Civic Ctr Exp Proj .....................     6.700       08-01-18        AAA          1,000     1,052,790    6.36
  Cert of Part Recovery Ref Ser A .....................     5.800       07-01-16        AAA          2,000     2,020,880    5.74
  Ser A of 1990 Spec Tax of Community Facil Dist 87-3
   Mission Viego ......................................     7.800       08-15-15        AA             350       363,083    7.52
  Ser A of 1992 Spec Tax of Community Facil Dist 88-1
   Aliso Viego ........................................     7.350       08-15-18        AAA          1,000     1,085,260    6.77
 Pasadena, City of,
  Cert of Part Ref Old Pasadena Pkg Facil Proj ........     6.250       01-01-18        A+           1,205     1,285,542    5.86
 Pittsburg Redevelopment Agency,
  Spec Tax of Community Facil Dist 90-1 California Ave      7.400       08-15-20        BBB          3,040     3,222,430    6.98
 Poway, City of,
  Community Facil Dist No 88-1 Spec Tax Ref
   Pkwy Business Ctr ..................................     6.750       08-15-15        BB           1,000     1,010,410    6.68
 Rancho Mirage, City of, Joint Powers Finance Auth,
  Cert of Part Eisenhower Memorial Hosp ...............     7.000       03-01-22        A2           4,500     4,801,140    6.56
  Civic Center Rev Ref Ser 1991A Preref ...............     7.500       04-01-17        BBB            195       205,840    7.11
  Civic Center Rev Ref Ser 1991A Unref Bal ............     7.500       04-01-17        BBB             55        57,133    7.22
 Redondo Beach Public Financing Auth,
  Rev South Bay Center Redevel Proj ...................     7.000       07-01-16        BBB+           950       980,096    6.79
 Richmond Joint Powers Financing Auth,
  Rev Ser A ...........................................     7.700       10-01-10        AA           1,645     1,712,478    7.40
 Richmond, County of,
  Imp Bd Act of 1915 Ref Reassessment District No 855 .     6.600       09-02-19        BBB-         3,000     3,005,190    6.59
 Riverside County Asset Leasing Corp,
  Leasehold Rev 1993 Ser A Riverside County Hosp Proj .     6.500       06-01-12        A            1,000     1,061,590    6.12
 Sacramento City Financing Auth,
  Rev Convention Ctr Hotel Ser 1999A ..................     6.250       01-01-30        BB+          3,000     2,694,780    6.96
 Sacramento Power Auth,
  Cogeneration Proj Rev Light & Pwr Imp ...............     6.000       07-01-22        BBB-        12,000    11,019,600    6.53


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       18

=============================FINANCIAL STATEMENTS===============================

              John Hancock Funds - California Tax-Free Income Fund

                                                                                                 PAR VALUE                YIELD
                                                         INTEREST      MATURITY       CREDIT        (000s       MARKET      AT
STATE, ISSUER, DESCRIPTION                                 RATE          DATE         RATING*      OMITTED)     VALUE      MARKET +
--------------------------                             -----------   -----------   ------------  -----------  ---------  -----------

California (continued)
 Sacramento Unified School District,
  Spec Tax of Community Facil Dist 1 Ser B ............     7.300%      09-01-13        Baa           $760      $829,023    6.69%
 San Bernardino, County of,
  Cert of Part Ref Medical Ctr Fin Proj ...............     5.500       08-01-17        AAA          5,000     4,906,450    5.60
  Cert of Part Ref Medical Ctr Fin Proj ...............     5.500       08-01-17        A-           3,750     3,534,413    5.84
  Cert of Part Ref Medical Ctr Fin Proj Ser A .........     5.500       08-01-15        AAA          4,000     4,205,760    5.23
  Cert of Part Ser B Cap Facil Proj ...................     6.875       08-01-24        AAA            350       394,328    6.10
 San Diego, County of,
  Cert of Part Reception Ctr & Cooling Plant Fin ......     6.750       08-01-19        AAA          3,000     3,302,730    6.13
 San Diego County Regional Transportation Commission,
  Sales Tax Rev Refunded Bal Ser 1991A ................     7.000       04-01-06        AA-             90        94,913    6.64
 San Diego County Water Auth,
  Water Rev Cert of Part Reg RITES ....................     7.585#      04-23-08        AAA          1,000     1,067,500    7.10
  Water Rev Cert of Part Reg RITES ....................     7.585#      04-22-09        AAA            400       426,000    7.12
 San Diego Redevelopment Agency,
  Tax Alloc Cap Apprec Ser 1999B ......................      Zero       09-01-17        BB           1,600       480,592    6.99
  Tax Alloc Cap Apprec Ser 1999B ......................      Zero       09-01-18        BB           1,700       471,631    7.05
  Tax Alloc City Heights Proj Ser 1999A ...............     5.800       09-01-28        BB           1,395     1,188,289    6.81
 San Diego Unified School District,
  GO Cap Apprec Ser 1999A .............................      Zero       07-01-21        AAA          2,500       687,825    6.14
 San Francisco State Building Auth,
  Lease Rev Ref 1993 Ser A Dept of Gen Serv ...........     5.000       10-01-13        A+           2,145     2,045,150    5.24
 San Francisco, City of,
  Resid Facil Ser A Coventry Park Proj ................     8.500       12-01-26        BB-          2,000     2,077,400    8.18
 San Joaquin Hills Transportation Corridor Agency,
  Toll Rd Rev Jr Lien Cap Apprec ......................      Zero       01-01-03        AAA          5,000     4,389,500    4.64
  Toll Rd Rev Ref Conv Cap Apprec Ser A ...............      Zero       01-15-21        BBB-         5,000     2,962,450    6.58
  Toll Rd Rev Sr Lien Cap Apprec ......................      Zero       01-01-14        AAA          5,000     2,290,950    5.72
  Toll Rd Rev Sr Lien Cap Apprec ......................      Zero       01-01-22        AAA          6,500     1,742,455    6.12
 San Marcos Public Facilities Auth,
  Rev Tax Incr Proj Area 3-A ..........................     6.000       08-01-31        BB           1,305     1,142,606    6.85
 San Mateo County Joint Powers Financing Auth,
  Lease Rev Ref Cap Proj Prog .........................     5.000       07-01-21        AAA          1,815     1,594,060    5.69
 Santa Ana Financing Auth,
  Lease Rev Ser A Police Admin & Holding Facil ........     6.250       07-01-19        AAA          1,790     1,889,166    5.92
  Lease Rev Ser A Police Admin & Holding Facil ........     6.250       07-01-24        AAA         10,000    10,514,700    5.94
  Rev Ref Ser B South Harbor Blvd .....................     5.125       09-01-19        AAA          2,500     2,279,925    5.62
  Rev Ref Ser D Mainplace Proj ........................     5.600       09-01-19        BBB-         1,000       870,050    6.44
 Santa Barbara, County of,
  1991 Cert of Part ...................................     6.400       02-01-11        A+             250       260,205    6.15
 Santa Clara County Finance Auth,
  Lease Rev Ser 2000B Mult Facil Projs** ..............     5.500       05-15-17        AAA          6,000     5,736,060    5.75
 Santa Clarita Community Facilities,
  Spec Tax of Community Facil Dist 92-1 Ser A .........     7.450       11-15-10        BBB          3,600     3,742,704    7.17
 Southern California Home Financing Auth,
  Single Family Mtg Rev GNMA & FNMA Mtg Backed Ser A ..     6.750       09-01-22        AAA            655       664,367    6.65


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       19

=============================FINANCIAL STATEMENTS===============================

              John Hancock Funds - California Tax-Free Income Fund

                                                                                                 PAR VALUE                YIELD
                                                         INTEREST      MATURITY       CREDIT        (000s       MARKET      AT
STATE, ISSUER, DESCRIPTION                                 RATE          DATE         RATING*      OMITTED)     VALUE      MARKET +
--------------------------                             -----------   -----------   ------------  -----------  ---------  -----------

California (continued)
 Southern California Home Financing Auth (continued),
  Single Family Mtg Rev GNMA & FNMA Mtg Backed Ser B ..     7.750%      03-01-24        AAA            $25       $25,619    7.56%
 Southern California Public Power Auth,
  Rev Ref Southern Transmission Proj ..................      Zero       07-01-13        AAA          4,400     2,103,464    5.61
 Stanislaus Waste to Energy Financing Agency,
  Solid Waste Rev Ref Ogden Martin Sys Inc Proj .......     7.625       01-01-10        A-             870       889,140    7.46
 Suisun Redevelopment Agency,
  Tax Alloc Suisun City Redevel Agency ................     7.250       10-01-20        AAA            395       404,018    7.09
 Torrance Redevelopment Agency,
  Tax Alloc Ref Ser 1992 Downtown Redevel Proj ........     7.125       09-01-21        Baa            500       530,105    6.72
 University of California,
  Cert of Part Ref UCLA Central Chiller/Congeneration Proj  5.400       11-01-11        Aa3          1,000       993,940    5.43
 Vallejo Sanitation and Flood Control District,
  Cert of Part ........................................     5.000       07-01-19        AAA          2,500     2,218,575    5.63
 Victor Valley Union High School District,
  Cert of Part ........................................     7.875       11-01-12        AA           1,255     1,312,140    7.53
 West Covina Redevelopment Agency,
  Ref Community Facil Dist Spec Tax Fashion Plaza Proj      6.000       09-01-22        A            3,000     3,014,760    5.97
                                                                                                              ----------
                                                                                                             349,339,086
                                                                                                             -----------
Puerto Rico (5.50%)
 Puerto Rico Aqueduct and Sewer Auth,
  Ref Pars & Inflos Ser 1995 Gtd by the Commonwealth of
   Puerto Rico ........................................     7.845#      07-01-11        AAA          7,500     8,343,750    7.05
 Puerto Rico Highway and Transportation Auth,
  Highway Rev Ref 1996 Ser Z ..........................     6.250       07-01-14        AAA          3,250     3,506,100    5.79
 Puerto Rico Ports Auth,
  Spec Facil Rev 1996 Ser A American Airlines Inc Proj      6.250       06-01-26        BBB-         2,000     1,920,180    6.51
 Puerto Rico, Commonwealth of,
  GO Pub Imp Ser 1996 .................................     6.500       07-01-15        A            6,000     6,518,040    5.98
                                                                                                              ----------
                                                                                                              20,288,070
                                                                                                              ----------
                                                            TOTAL TAX-EXEMPT LONG-TERM BONDS
                                                                         (Cost $360,628,292)       (100.27%) 369,627,156
                                                                                                   -------   -----------


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       20

=============================FINANCIAL STATEMENTS===============================

              John Hancock Funds - California Tax-Free Income Fund


                                                                                                PAR VALUE
                                                                                  INTEREST        (000s         MARKET
ISSUER, DESCRIPTION                                                                 RATE         OMITTED)       VALUE
-------------------                                                               --------      ---------       ------

SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (0.02%)
 Investment in a joint repurchase agreement transaction with Barclay's, Inc. -
  Dated 02-29-00, due 03-01-00 (Secured by U.S. Treasury Bonds,
  7.500% thru 10.000% due 05-15-10 thru 02-15-25, and U.S. Treasury Notes,
  5.125% thru 6.250% due 07-31-00 thru 08-15-07) - Note A .......................   5.790%          $81         $81,000
                                                                                                            -----------
                                                              TOTAL SHORT-TERM INVESTMENTS       (0.02%)         81,000
                                                                                                 -------    -----------
                                                                         TOTAL INVESTMENTS     (100.29%)    369,708,156
                                                                                                -------     -----------
                                                         OTHER ASSETS AND LIABILITIES, NET      ( 0.29%)     (1,080,872)
                                                                                                -------     -----------
                                                                          TOTAL NET ASSETS     (100.00%)   $368,627,284
                                                                                               ========    ============

* Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investors Service, Fitch or John Hancock Advisers, Inc. where
   Standard & Poor's are not available.

** This security having an aggregate value of $5,736,060 or 1.56% of the Fund's net asset value, has been purchased on a when-issued basis. The purchase price and interest rate of such security are fixed at trade date, although the Fund does not earn any interest on such security until settlement date. The Fund has instructed its Custodian Bank to segregate assets with a current value at least equal to the amount of its when-issued commitments. Accordingly, the market value of $6,087,910 of California Statewide Communities Development Authority,
   6.500%, 08-01-22, has been segregated to cover the when-issued commitment.

+ The yield is not calculated in accordance with guidelines established by the U.S. Securities & Exchange Commission and is unaudited. Zero coupon yields are at yield to maturity.

# Represents rate in effect on February 29, 2000

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


                       SEE NOTES TO FINANCIAL STATEMENTS.

=============================FINANCIAL STATEMENTS===============================

              John Hancock Funds - California Tax-Free Income Fund


Portfolio Concentration (Unaudited)
--------------------------------------------------------------------------------

The California Tax-Free Income Fund invests primarily in securities issued by the state of California and its various political subdivisions. The performance of the Fund is closely tied to economic conditions within California and the financial condition of the state and its agencies and municipalities. The concentration of investments by states and credit ratings for individual securities held by the Fund are shown in the schedule of investments. In addition, the concentration of investments can be aggregated by various sector categories. The table below shows the percentages of the Fund's investments at February 29, 2000 assigned to the various sector categories.


                                                                  MARKET VALUE
                                                                AS A PERCENTAGE
                                                                  OF FUND'S
SECTOR DISTRIBUTION                                               NET ASSETS
-------------------                                             ----------------

General Obligation .............................................     3.46%
Revenue Bonds - Authority ......................................     4.21
Revenue Bonds - Correctional Facility ..........................     5.31
Revenue Bonds - Education ......................................     8.49
Revenue Bonds - Electric .......................................     4.82
Revenue Bonds - Facility .......................................     2.28
Revenue Bonds - Harbor/Channel .................................     0.74
Revenue Bonds - Health .........................................    18.71
Revenue Bonds - Housing ........................................     4.06
Revenue Bonds - Improvement ....................................     0.80
Revenue Bonds - Industrial Revenue .............................     0.66
Revenue Bonds - Lease ..........................................     2.12
Revenue Bonds - Multi-Family ...................................     0.84
Revenue Bonds - Non-Profit .....................................     0.52
Revenue Bonds - Other ..........................................    18.63
Revenue Bonds - Parking Garage/Authority .......................     0.35
Revenue Bonds - Pollution Control ..............................     1.58
Revenue Bonds - Revenue-Special Tax ............................     1.06
Revenue Bonds - Tax Allocation .................................     0.52
Revenue Bonds - Tax Increment ..................................     0.31
Revenue Bonds - Transportation .................................     9.88
Revenue Bonds - Various Purpose ................................     0.34
Revenue Bonds - Water and Sewer ................................    10.58
                                                                 --------
                                TOTAL TAX-EXEMPT LONG-TERM BONDS   100.27%
                                                                 ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

=========================NOTES TO FINANCIAL STATEMENTS==========================

              John Hancock Funds - California Tax-Free Income Fund

(UNAUDITED)

NOTE A -

ACCOUNTING POLICIES

John Hancock California Tax-Free Income Fund (the "Fund") is a diversified open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide as high a level of current income exempt from both federal income taxes and California personal income taxes as is consistent with preservation of capital.

         The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses subject to the approval of the Trustees may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

         Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $8,347,379 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. To the extent such carryforwards are used by the Fund, no capital gains distribution will be made. The carryforwards expire as follows: August 31, 2002 - $111,795, August 31, 2003 - $5,169,717, August 31,
2004 - $2,378,578, August 31, 2005 - $7,774 and August 31, 2006 - $679,515.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities is recorded on the accrual basis.

         The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

PREMIUM AND DISCOUNT For tax-exempt issues, the Fund amortizes the amount paid in excess of par value on securities purchased from either the date of purchase or date of issue to date of sale, maturity or to next call date, if applicable. The Fund accretes original issue discount from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code. The Fund records market discount on bonds purchased after April 30, 1993 at time of disposition.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees, if any, are calculated daily at

=========================NOTES TO FINANCIAL STATEMENTS==========================

              John Hancock Funds - California Tax-Free Income Fund


the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee based on the average daily unused portion of the line of credit is allocated among the participating funds. The maximum loan balance outstanding during the period amounted to $4,595,700. The annualized interest rate charged during the period ranged from 5.875% to 6.250%. At February 29, 2000, there were no outstanding borrowings.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price on the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," will be recorded by the Fund as unrealized gains or losses.

         When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

         For Federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

         At February 29, 2000, there were no open positions in financial futures contracts.

OPTIONS The Fund may buy or sell options contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options will be valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

         The Fund may use option contracts to manage its exposure to changing security prices. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

         The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Funds in these contracts, but the actual exposure will be limited to the change in value of the contract over the year the contract remains open.

         Risks may also arise if counterparties do not perform under the contract's terms ("credit risk"), or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in

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=========================NOTES TO FINANCIAL STATEMENTS==========================

              John Hancock Funds - California Tax-Free Income Fund


highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

         At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's Statement of Assets and Liabilities.

         There were no written option transactions for the period ended February 29, 2000.

NOTE B -

MANAGEMENT FEE AND TRANSACTIONS

WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program at an annual rate of 0.55% of the Fund's average daily net asset value.

         The Adviser has voluntarily agreed to limit the Fund's operating expenses to 0.75%, 1.50% and 1.60% of the average net assets attributable to Class A, Class B and Class C, respectively. Accordingly, the reduction in the Adviser's fee amounted to $176,988 for the period ended February 29, 2000. This limitation may not be discontinued until December 31, 2000.

         The Fund has an agreement with its custodian bank under which $739 of custodian fees have been reduced by balance credits applied during the period ended February 29, 2000. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

         The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended February 29, 2000, net sales charges received with regard to sales of Class A shares amounted to $38,488. Out of this amount, $3,773 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $34,592 was paid as sales commissions to unrelated broker-dealers and $123 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer, formerly known as John Hancock Distributors, Inc. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

         Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended February 29, 2000, contingent deferred sales charges paid to JH Funds amounted to $206,552.

         Class C shares which are redeemed within one year of purchase will be subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class C shares. For the period ended February 29, 2000, contingent deferred sales charges paid to JH Funds amounted to $247.

         In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds at an annual rate not to exceed 0.15% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets to reimburse JH Funds for its distribution and service costs. JH Funds has temporarily agreed to limit the distribution and service fees pursuant to the Class B plan to 0.90% of the average daily net assets. Accordingly, the reduction in the distribution and service amounted to $44,793 for the period ended February 29, 2000. This limitation may not be discontinued until December 31, 2000. A maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

=========================NOTES TO FINANCIAL STATEMENTS==========================

              John Hancock Funds - California Tax-Free Income Fund


         The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

         The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

         Mr. Stephen L. Brown, Ms. Maureen R. Ford, Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a yearly basis to reflect any income earned by the investment as well as any unrealized gains or losses. The investment had no impact on the operations of the Fund.

NOTE C -

INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended February 29, 2000, aggregated $17,713,814 and $39,319,891, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended February 29, 2000.

         The cost of investments owned at February 29, 2000 (including the joint repurchase agreement) for federal income tax purposes was $360,709,292. Gross unrealized appreciation and depreciation of investments aggregated $16,354,991 and $7,356,127, respectively, resulting in net unrealized appreciation of $8,998,864.

====================================NOTES=======================================

              John Hancock Funds - California Tax-Free Income Fund

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--------------------------------------------------------------------------------
         This report is for the information of shareholders of the John Hancock California Tax-Free Income Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

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